BORROWINGS - Third-Party Debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	SFr 485.7
Borrowings	SFr 4,337.2	SFr 4,676.8
Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	4.85%
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,345.7	4,687.1
Deferred Financing Costs, Discounts And Premiums, Net
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr (8.5)	SFr (10.3)
Deferred Financing Costs, Discounts And Premiums, Net | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	2.80%	3.00%
Sunrise holding bank facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	SFr 485.7	SFr 662.0
Borrowings	SFr 1,540.5	2,231.2
Sunrise holding bank facility | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	6.07%
Sunrise holding bank facility | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 1,547.2	2,239.0
Sunrise holding SPE notes
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 2,141.3	1,467.2
Sunrise holding SPE notes | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	4.60%
Sunrise holding SPE notes | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 2,143.3	1,468.8
Sunrise holding senior note
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 267.8	628.0
Sunrise holding senior note | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	3.88%
Sunrise holding senior note | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 268.0	629.3
Vendor financing | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest rate	1.96%
Vendor financing | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 387.2	SFr 350.0